Summary Of Significant Accounting Policies (Schedule Of Operating Expenses And Administration Fees) (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	$ 789,857	$ 871,626
Administration Fee	84,298	90,704
Operating Expenses and Administration Fee, Total	874,155	962,330
Partnership [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	326,956	333,749
Administration Fee	84,298	90,704
Operating Expenses and Administration Fee, Total	411,254	424,453
U.S. Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	$ 405,142	$ 388,707
Administration Fee
Operating Expenses and Administration Fee, Total	$ 405,142	$ 388,707
Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	$ 57,759	$ 58,314
Administration Fee
Operating Expenses and Administration Fee, Total	$ 57,759	$ 58,314
Cayman SPC Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses		$ 90,856
Administration Fee
Operating Expenses and Administration Fee, Total		$ 90,856
Borne By General Partner Or Investment Adviser [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating Expenses	$ (151,294)	$ (123,162)
Administration Fee
Operating Expenses and Administration Fee, Total	$ (151,294)	$ (123,162)